Shareholders’ Equity (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Line Items]
Preference shares, shares issued		1,000,000
Ordinary shares, share issued		33,048,914
Issue an aggregate share		6,309,760
Loans and accrued interests (in Dollars)		$ 7,003,834
Loans and accrued interests (in Dollars)		$ 7,003,834
Initial business combination, term		5 years
Common Stock [Member]
Stockholders' Equity Note [Line Items]
Authorised ordinary shares		111,000,000
Ordinary shares and preferred shares par value (in Dollars per share)		$ 0
Ordinary shares, share issued		30,000,000
Warrant [Member]
Stockholders' Equity Note [Line Items]
Warrants outstanding		3,021,250
Purchase shares		1
Public warrant (in Dollars per share)		$ 11.5
Warrant redemption (in Dollars per share)		$ 18
Public Warrants [Member]
Stockholders' Equity Note [Line Items]
Warrants outstanding		2,875,000
Redemption price for public warrants (in Dollars per share)		$ 0.01
Private Warrants [Member]
Stockholders' Equity Note [Line Items]
Warrants outstanding		146,250
Class A Ordinary Shares [Member]
Stockholders' Equity Note [Line Items]
Authorised ordinary shares	[1]	100,000,000	100,000,000
Ordinary shares, share issued	[1]	33,048,914	30,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Stockholders' Equity Note [Line Items]
Ordinary shares, share issued		604,275
Class B ordinary shares [Member]
Stockholders' Equity Note [Line Items]
Authorised ordinary shares		10,000,000
Preference shares, shares issued
PIPE Investors [Member] | Class A Ordinary Shares [Member]
Stockholders' Equity Note [Line Items]
Ordinary shares, share issued		450,000
Legacy MMV [Member] | Class A Ordinary Shares [Member]
Stockholders' Equity Note [Line Items]
Ordinary shares, share issued		30,000,000
Series of Individually Immaterial Business Acquisitions [Member] | Class A Ordinary Shares [Member]
Stockholders' Equity Note [Line Items]
Ordinary shares, share issued		1,994,639

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.